Other amounts recoverable	12 Months Ended
Dec. 31, 2022
Other Amounts Recoverable
Other amounts recoverable

18. Other amounts recoverable

These refer to Fistel credit amounts arising from the reduction of the customer base, which may be offset by future changes in the base, or used to reduce future obligations, and are expected to be used in the reduction of the TFF contribution (operating supervision fee) due to Fistel.

As of December 31, 2022, this credit is R$ 26,519 (R$ 28,661 as of December 31, 2021).